Note 23 - Impact of Recently Issued Accounting Standards (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 2,825,427,000	$ 2,435,200,000
Cost of Services, Excluding Depreciation, Depletion, and Amortization	$ 1,817,526,000	1,585,865,000
Accounting Standards Update 2014-09 [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total		146,269
Cost of Services, Excluding Depreciation, Depletion, and Amortization		$ 146,269